Related Party Transactions - Narrative (Details)	1 Months Ended			2 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2023 USD ($)	Oct. 31, 2022	Oct. 31, 2021	Mar. 02, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Operating expenses					$ 128,802,000	$ 164,348,000
CoolCo
Related Party Transaction [Line Items]
Number of vessels | vessel						8
Sublease income				$ 63,000		$ 0
Employee benefits and share-based compensation				$ 53,000		0
Loan to related party | Avenir
Related Party Transaction [Line Items]
Debt instrument, term							1 year
Shareholder loan					5,300,000		$ 1,800,000
Loans and leases receivable, term		3 years
Related party transaction rate	7.00%		5.00%
Increase (decrease) shareholder loan	$ 3,500,000
Other related party transactions | Avenir LNG Limited
Related Party Transaction [Line Items]
Debt instrument, interest and commitment fee receivable					$ 100,000	100,000
The Cool Pool Limited | Net (loss)/income from discontinued operations
Related Party Transaction [Line Items]
Operating expenses						$ 2,000,000